ACQUISITION	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITION
On October 23, 2023, Cybin completed the acquisition of Small Pharma and its wholly-owned subsidiary Small Pharma Ltd. (the “Acquisition”) and issued 0.2409 Common Shares for every one common share of Small Pharma outstanding, resulting in a total of 80,945,254 Common Shares being issued to Small Pharma shareholders. As a result of the Acquisition, Small Pharma became a wholly-owned subsidiary of Cybin. On December 16, 2023 the Company changed the name of Small Pharma Ltd to Cybin UK Ltd.

In connection with the Acquisition, all unvested options of Small Pharma were vested and holders were able to exercise their options prior to the close of the Acquisition. All stock options of Small Pharma remaining unexercised at October 23, 2023 were cancelled and compensation of $0.001 per stock option was paid to the optionees.

As at October 23, 2023 Small Pharma’s patent portfolio consisted of 17 active patent families with 92 pending applications and 30 granted patents across its psychedelic and non-psychedelic portfolio.

The Company has determined that the Acquisition was a business combination under IFRS. In accordance with the measurement period permitted under IFRS 3 - Business Combinations, the fair value of the assets acquired and liabilities assumed have been estimated as follows for the purposes of these condensed interim consolidated financial statements. This fair valuation is provisional, and its finalization is to be completed within one year from the business combination date as allowed under IFRS 3 and adjusted retrospectively.

Acquisition Summary
Share Consideration	$53,481
Fair value of purchaser consideration	$53,481

Provisional Allocation of Purchase Price
Cash	$7,632
Current assets	$510
Net equipment	$37
Intellectual property	$29,339
Right of use asset	$412
Lease liability	$(415)
Liabilities assumed	$(6,686)

Goodwill	$22,652
Total allocation of purchase price	$53,481

A professional valuator has been engaged by the Company to estimate the value of the assets of Small Pharma for the purpose of the final purchase price allocation. Accordingly, the above estimated values may be subject to change.

As at February 28, 2023, Small Pharma had Canadian loss carry forwards of $9,393 and UK loss carry forwards (stated in Canadian dollars) of $46,631. No value has been ascribed to loss carry forward in these consolidated financial statements. Tax values of assets acquired may differ from their accounting values.
The following revenue and net loss is attributable to the period from Acquisition date to March 31, 2024 and included in these consolidated financial statements.

Revenue	$—
Net loss	$(1,666)